Taxes (Details 3) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Deferred income tax asset to be recovered after more than 12 months	$ 12,031	$ 22,310
Deferred income tax asset to be recovered within 12 months	16,902	16,031
Deferred income tax assets	28,933	38,341
Deferred income tax liability to be recovered after more than 12 months	(737,106)	(791,453)
Deferred income tax liability to be recovered within 12 months	(29,879)	(19,925)
Deferred income tax liability	(766,985)	(811,378)
Deferred income tax assets (liabilities), net	$ (738,052)	$ (773,037)